CORRECTION OF ERRORS (Tables)	12 Months Ended
Jun. 30, 2018
CORRECTION OF ERRORS
Schedule of financial statements that has been restated

	June 30, 2018
		Restatement
		Adjustments
	As			As
	previously		Other	currently
Statement of profit and other comprehensive income (extract)	reported	Adjustments	impacts	reported
Commissions and fees on financial guarantee services (note 21.1)	2,308,567	—	(2,308,567)	—
(Provision) reversal of provision for financial guarantee services (note 21.1)	(1,982,073)	—	1,982,073	—
Provision for guarantee paid on behalf of guarantee service customers (note 21.1)	(2,896,532)	—	2,896,532	—
Commission and fees on guarantee services, net	(2,570,038)	—	2,570,038	—

Direct financing lease interest income (note 21.7)	5,697,491	—	466	5,697,957
Interest expense for direct financing lease (note 21.3)	(1,512,619)	—	(33,685)	(1,546,304)
Business collaboration fee and commission expenses for leasing projects	(99,320)	—	—	(99,320)
Provision for lease payment receivable (note 21.2)	(3,108,520)	(406,441)	—	(3,514,961)
Net direct financing lease interest income after provision for receivables	977,032	(406,441)	(33,219)	537,372
Financial advisory and lease agency income (note 21.7)	1,695,769	—	(466)	1,695,303
Net revenue	102,763	(406,441)	2,536,353	2,232,675
Interest on short term investments	15,095,621	—	(15,095,621)	—
Interest on investment securities-held to maturity	—	—	3,942,719	3,942,719
Total non-interest income	15,095,621	—	(11,152,902)	3,942,719

Business taxes and surcharges (note 21.1)	(13,059)	—	3,148	(9,911)
Salaries and employee charges (note 21.1)	(704,007)	—	163,695	(540,312)
Rental expenses (note 21.1)	(230,889)	—	55,340	(175,549)
Other operating expenses (note 21.1)	(4,789,448)	—	235,418	(4,554,030)
Total non-interest expense	(5,737,403)	—	457,601	(5,279,802)

Income before taxes	9,460,981	(406,441)	(8,158,948)	895,592
	-	-		-
Income tax credit (note 21.1 and not 21.4)	1,038,895	(39,142)	(677,715)	322,038

NET (LOSSES)/INCOME	10,499,876	(445,583)	(8,836,663)	1,217,630
Income from discontinued operation	—		8,881,255	8,881,255
TOTAL NET INCOME	10,499,876	(445,583)	44,592	10,098,885
Foreign currency translation adjustment (note 21.1 and note 21.2 and note 21.3 )	5,969,850	7,570	(233)	5,977,187

COMPREHENSIVE (LOSS)/INCOME	16,469,726	(438,013)	44,359	16,076,072
Basic	0.53	(0.02)	—	0.51
Diluted	0.53	(0.02)	—	0.51
From continuing operation	—	—	0.06	0.06
From discontinued operation	—	—	0.45	0.45

	June 30, 2018
		Restatement
		Adjustments
	As			As
	previously		Other	currently
Balance sheet (extract)	reported	Adjustments	impacts	reported

Cash (note 21.1)	18,497,092		(5,363,552)	13,133,540
Restricted cash (note 21.1)	23,082,396		(18,550,024)	4,532,372
Investment securities-held to maturity (note 21.10)	—		48,345,306	48,345,306
Short-term investments (note 21.1)	178,273,317		(178,273,317)	—
Guarantee paid on behalf of guarantee service customers, net (note 21.1)	107,473		(107,473)	—
Commission receivable (note 21.1)	496,097		(496,097)	—
Net investment in direct financing leases (note 21.2 and note 21.6)	71,645,717	(399,451)	977,690	72,223,956
Interest receivable (note 21.1)	15,157,094		(10,731,731)	4,425,363
Property and equipment, net (note 21.1)	221,200		(129,001)	92,199
Deferred tax assets, net (note 21.1 and note 21.5)	1,089,667	99,862	(240,018)	949,511
Other assets (note 21.1)	654,579		(22,636)	631,943
Assets of disposal group classified as held for sale (note 21.1)	—		165,569,072	165,569,072
TOTAL ASSETS	309,224,632	(299,589)	978,219	309,903,262

Bank loans for capital lease business	13,696,574			13,696,574
Other loans for capital lease business	4,774,510			4,774,510
Interest payable (note 21.3)	123,396		33,105	156,501
Income tax payable (note 21.1 and note 21.4)	2,435,118	61,394	(2,411,031)	85,481
Unearned income from financial guarantee services(note 21.1)	88,824		(88,824)	—
Allowance on guarantee (note 21.1)	2,637,236		(2,637,236)	—
Deposits from direct financing leases(note 21.1 and note 21.6)	9,164,554		977,690	10,142,244
Other liabilities (note 21.1)	1,562,819		(100,885)	1,461,934
Due to related party	464,000			464,000
Liabilities of disposal group classified as held for sale(note 21.1)	—		5,238,071	5,238,071

Total Liabilities	34,947,031	61,394	1,010,890	36,019,315

Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2018)	1,984			1,984
Additional paid-in capital	211,934,432			211,934,432
Statutory reserve (note 21.8)	4,730,036	(42,951)		4,687,085
Retained earnings (note 21.1 and note 21.8)	71,727,920	(325,602)	(32,438)	71,369,880
Accumulated other comprehensive loss (note 21.1,note 21.2,note 21.3,note 21.4 and 21.8)	(14,116,771)	7,570	(233)	(14,109,434)
Total Stockholders’ Equity	274,277,601	(360,983)	(32,671)	273,883,947
TOTAL LIABILITIES AND EQUITY	309,224,632	(299,589)	978,219	309,903,262

	June 30, 2018-
	As			As
	previously		Other	currently
Cash flow Statement (extract)	reported	Adjustments	impacts	reported

CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(losses)	10,499,876	(445,583)	(8,836,663)	1,217,630
Depreciation (note 21.1)	395,814		(231,545)	164,269
Impairment loss on short-term investments (note 21.10)	1,272,723		(1,272,723)	—
Impairment loss on investment securities (note 21.10)	—		1,272,723	1,272,723
Provision for lease payment receivables (note 21.2)	3,108,520	406,441		3,514,961
Deferred tax (benefit) expense (note 21.1 and note 21.5)	(1,546,049)	(99,862)	1,020,609	(625,302)
Provision (reversal of provision) for guarantee (note 21.1 )	1,982,073		(1,982,073)
Provision for guarantee paid on behalf of guarantee service customers (note 21.1 )	2,896,532		(2,896,532)
Changes in assets and liabilities:
Net investment in direct financing leases (note 21.2)	3,925,969		(994,801)	2,931,168
Commission receivable (note 21.1)	(504,779)		504,779
Guarantee paid on behalf of guarantee service customers (note 21.1)	(1,379,966)		1,379,966
Unearned income from financial guarantee services (note 21.1)	(470,358)		470,358
Interest receivable (note 21.1)	(12,016,442)		10,623,579	(1,392,863)
Other assets (note 21.1)	145,401		5,470	150,871
Interest payable (note 21.3)	(106,266)		33,684	(72,582)
Income tax payable (note 21.1 and note 21.4)	(410,921)	61,394	170,736	(178,791)
Deposits from direct financing leases	(1,983,386)			(1,983,386)
Other liabilities (note 21.1)	692,504		996,702	1,689,206
Net Cash Provided by (Used in) Operating Activities from Discontinued Operation (note 21.1)			(181,265)	(181,265)
Net Cash Provided by (Used in) Operating Activities	6,501,245	(77,610)	83,004	6,506,639

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of short-term investments (note 21.1)	(50,728,580)		39,967,972	(10,760,608)
Proceeds from maturities of short-term investments (note 21.1)	64,102,479		(27,670,135)	36,432,344
Deposits paid to banks for financial leasing services (note 21.1)	(18,874,650)		18,874,650
Deposits released from banks for financial guarantee services	20,686,625		(20,686,625)
Purchase of property, plant and equipment (note 21.1)	(1,875)		—	(1,875)
Net Cash Provided by (Used in) Investing Activities from Discontinued Operation (note 21.1)			(10,485,863)	(10,485,863)
Net Cash Provided by (Used in) Investing Activities	15,183,999		(1)	15,183,998

CASH FLOWS FROM FINANCING ACTIVITIES

Repayment of loans	(20,578,208)			(20,578,208)

Net Cash (Used in) Provided by Financing Activities	(20,578,208)			(20,578,208)

EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	387,774	77,610	(1,817,172)	(1,351,788)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM DISCONTINUED OPERATION			1,734,169	1,734,169

NET INCREASE (DECREASE) IN CASH FROM CONTINUING OPERATION	1,494,810		8,932,959	10,427,769
NET INCREASE (DECREASE) IN CASH FROM DISCONTINUED OPERATION			(8,932,959)	(8,932,959)

Cash and cash equivalents at beginning of year	17,002,282		(14,296,511)	2,705,771
Cash and cash equivalents at beginning of year-disposal groups			14,296,511	14,296,511
Cash and cash equivalents at end of year	18,497,092		(5,363,552)	13,133,540
Cash and cash equivalents at end of year-disposal groups	—		5,363,552	5,363,552

SUPPLEMENTAL CASH FLOW INFORMATION:				—
Continuing Operation
Cash paid for income taxes	918,075		(436,020)	482,055
Cash paid for interest expense	1,512,619		—	1,512,691
Discontinued Operation
Cash paid for income taxes			436,020	436,020
Cash paid for interest expense